Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from Operating Activities
Loss for the Period	€ (70,632)	€ (8,691)
Adjustments for:
Amortisation and depreciation	12,380	7,999
Expected credit loss for trade and other receivables	1,380	1,756
Impairments of inventories	(932)	228
Impairments of financial assets	289
Change in provisions	1,696	141
Government grants	(1,421)	(785)
Financial income	(569)	(2,070)
Financial expenses	6,704	3,437
Change in fair value of derivative warrant liabilities	(502)	(62,351)
Exchange differences	(985)	6,082
Income tax credit	(1,621)	(589)
Share based payments expense	12,007	20,546
Share of loss of equity accounted associates		714
Changes in
- inventories	12,021	(27,211)
- trade and other financial receivables	1,829	(13,003)
- other assets	(1,212)	7,891
- trade and other financial payables	(16,568)	15,211
- contract liabilities	1,677	(63)
Net cash used in operating activities	(44,459)	(50,758)
Cash flows from Investing Activities
Investment in equity-accounted investees		(714)
Loans granted to equity-accounted investees		(140)
Acquisition of intangible assets	(16,715)	(11,675)
Acquisition of property, plant and equipment	(12,350)	(18,274)
Acquisition of financial assets at fair value through profit or loss		(2,560)
Proceeds from sale of financial assets at fair value through profit or loss	11	54,335
Interest received		15
Net cash used in investing activities	(29,054)	20,987
Cash flows from Financing Activities
Proceeds from government grants	5,310	488
Proceeds from loans	261,526	177,949
Proceeds from shareholders loan		(30)
Repayments of loans	(214,353)	(153,565)
Repayments of capitalized interests		(223)
Payment of principal portion of lease liabilities	(1,310)	(441)
Payment of interest on lease liabilities	(593)	(607)
Interest and bank fees paid	(5,369)	(1,181)
Net cash from financing activities	97,160	27,057
Net increase in cash and cash equivalents	23,647	(2,714)
Cash and cash equivalents at beginning of period	83,308	113,865
Exchange gains/(losses)	(1,401)	8,724
Cash and cash equivalents at the end of the period	105,554	119,875
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	784	€ 4,667
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	44,949
At The Market Offer [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	€ 6,216